AB Cap Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

April 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.7%
Health Care – 25.8%
Biotechnology – 14.2%
ADC Therapeutics SA(a) (b)	902,065	$22,136,675
Allakos, Inc.(a) (b)	286,712	31,286,013
Allogene Therapeutics, Inc.(a) (b)	866,745	26,799,755
Annexon, Inc.(a) (b)	881,289	17,564,090
Arena Pharmaceuticals, Inc.(b)	130,894	8,983,255
Ascendis Pharma A/S (Sponsored ADR)(b)	159,370	23,103,869
Beyondspring, Inc.(a) (b)	1,751,237	18,895,847
Biohaven Pharmaceutical Holding Co., Ltd.(b)	478,696	35,950,070
Bioxcel Therapeutics, Inc.(a) (b)	529,444	17,985,213
Blueprint Medicines Corp.(a) (b)	444,360	42,800,755
Coherus Biosciences, Inc.(a) (b)	1,391,562	20,595,118
Deciphera Pharmaceuticals, Inc.(b)	419,211	19,438,814
Insmed, Inc.(a) (b)	1,012,355	34,146,734
Instil Bio, Inc.(b)	560,118	11,499,223
Intellia Therapeutics, Inc.(a) (b)	515,380	39,565,723
Iovance Biotherapeutics, Inc.(a) (b)	725,518	22,810,286
iTeos Therapeutics, Inc.(b)	756,900	17,794,719
Legend Biotech Corp. ADR(a) (b)	719,475	21,656,197
Praxis Precision Medicines, Inc.(a) (b)	642,880	19,710,701
PTC Therapeutics, Inc.(a) (b)	268,340	11,058,291
Recursion Pharmaceuticals, Inc. - Class A(a) (b)	772,659	25,806,811
Relay Therapeutics, Inc.(a) (b)	624,610	19,806,383
Sage Therapeutics, Inc.(b)	201,710	15,886,680
Turning Point Therapeutics, Inc. - Class I(b)	373,911	28,503,235
Twist Bioscience Corp.(a) (b)	484,020	64,950,644
Ultragenyx Pharmaceutical, Inc.(b)	388,949	43,422,266
Vir Biotechnology, Inc.(a) (b)	633,847	30,259,856
Y-mAbs Therapeutics, Inc.(a) (b)	733,463	22,055,232
Zentalis Pharmaceuticals, Inc.(a) (b)	535,128	31,743,793

		746,216,248

Health Care Equipment & Supplies – 5.5%
AtriCure, Inc.(b)	799,202	61,594,498
Eargo, Inc.(a) (b)	813,247	46,550,258
Outset Medical, Inc.(a) (b)	726,142	43,510,429
Selectquote, Inc.(a) (b)	1,968,065	61,265,864
Silk Road Medical, Inc.(a) (b)	713,259	43,608,655
Treace Medical Concepts, Inc.(b)	1,032,587	32,381,928

		288,911,632

Health Care Providers & Services – 2.7%
Allovir, Inc.(a) (b)	750,245	17,728,289
Certara, Inc.(a) (b)	1,344,378	42,764,664
LHC Group, Inc.(a) (b)	396,185	82,513,450

		143,006,403

Company	Shares	U.S. $ Value

Health Care Technology – 1.4%
American Well Corp. - Class A(a) (b)	210,531	$3,240,072
Health Catalyst, Inc.(a) (b)	1,172,994	67,916,353

		71,156,425

Life Sciences Tools & Services – 1.1%
ICON PLC(a) (b)	24,324	5,277,092
Repligen Corp.(b)	256,510	54,305,732

		59,582,824

Pharmaceuticals – 0.9%
Instil Bio, Inc.(b)	669,116	13,736,951
Revance Therapeutics, Inc.(a) (b)	1,052,980	30,662,778

		44,399,729

		1,353,273,261

Information Technology – 25.1%
Electronic Equipment, Instruments & Components – 5.4%
Allegro MicroSystems, Inc.(b)	2,202,611	54,360,439
II-VI, Inc.(a) (b)	880,190	59,095,957
Littelfuse, Inc.	241,340	64,013,022
Novanta, Inc.(a) (b)	502,420	66,173,738
Shoals Technologies Group, Inc.(b)	1,295,415	41,543,959

		285,187,115

IT Services – 2.4%
BigCommerce Holdings, Inc.(a) (b)	366,519	21,969,149
Digitalocean Holdings, Inc.(a) (b)	739,553	32,222,324
Shift4 Payments, Inc. - Class A(a) (b)	755,366	74,698,144

		128,889,617

Semiconductors & Semiconductor Equipment – 8.3%
Ambarella, Inc.(b)	403,140	39,302,119
Lattice Semiconductor Corp.(a) (b)	1,601,219	80,557,328
MACOM Technology Solutions Holdings, Inc.(a) (b)	1,145,850	64,866,568
MKS Instruments, Inc.	318,500	57,046,535
Semtech Corp.(b)	1,032,240	69,923,937
Silicon Laboratories, Inc.(b)	400,882	56,504,318
Synaptics, Inc.(a) (b)	488,890	68,381,044

		436,581,849

Software – 8.5%
8x8, Inc.(b)	1,693,320	55,693,295
Anaplan, Inc.(b)	457,690	27,301,208
Blackline, Inc.(a) (b)	399,930	46,415,876
Duck Creek Technologies, Inc.(a) (b)	899,815	37,414,308
Everbridge, Inc.(a) (b)	339,110	45,003,288
Manhattan Associates, Inc.(b)	500,090	68,632,351
Rapid7, Inc.(a) (b)	619,580	50,340,875
Smartsheet, Inc. - Class A(a) (b)	813,152	48,219,914
Varonis Systems, Inc.(b)	1,227,625	65,002,744

		444,023,859

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 0.5%
ACV Auctions, Inc.(b)	729,304	$24,789,043

		1,319,471,483

Consumer Discretionary – 16.2%
Auto Components – 1.4%
Fox Factory Holding Corp.(a) (b)	489,423	74,994,286

Hotels, Restaurants & Leisure – 4.6%
Hilton Grand Vacations, Inc.(b)	739,240	32,940,535
Planet Fitness, Inc.(b)	543,743	45,668,975
Rush Street Interactive, Inc.(b)	585,462	7,839,336
Texas Roadhouse, Inc. - Class A	877,250	93,883,295
Wingstop, Inc.	367,564	58,225,813

		238,557,954

Household Durables – 3.3%
Installed Building Products, Inc.(a)	493,429	66,440,215
Lovesac Co. (The)(a) (b)	736,028	53,928,771
Skyline Champion Corp.(a) (b)	1,140,130	50,655,976

		171,024,962

Internet & Direct Marketing Retail – 0.9%
RealReal, Inc. (The)(a) (b)	1,972,075	48,848,298

Multiline Retail – 1.1%
Driven Brands Holdings, Inc.(b)	2,092,961	59,691,248

Specialty Retail – 4.9%
Five Below, Inc.(b)	258,062	51,940,139
Floor & Decor Holdings, Inc. - Class A(b)	611,360	67,812,051
Lithia Motors, Inc. - Class A(a)	201,309	77,379,153
Sleep Number Corp.(b)	555,566	62,162,280

		259,293,623

		852,410,371

Industrials – 15.9%
Aerospace & Defense – 0.9%
Axon Enterprise, Inc.(b)	308,799	46,817,016

Building Products – 2.7%
AZEK Co., Inc. (The)(b)	1,310,170	63,255,007
Simpson Manufacturing Co., Inc.	677,284	76,329,907

		139,584,914

Commercial Services & Supplies – 1.4%
Tetra Tech, Inc.	577,498	73,706,070

Construction & Engineering – 0.9%
Hayward Holdings, Inc.(a) (b)	2,314,628	46,246,268

Company	Shares	U.S. $ Value

Electrical Equipment – 0.5%
Plug Power, Inc.(a) (b)	909,899	$25,941,221

Machinery – 6.2%
Chart Industries, Inc.(a) (b)	379,093	60,893,708
Hydrofarm Holdings Group, Inc.(a) (b)	800,841	52,615,254
ITT, Inc.(a)	701,800	66,186,758
John Bean Technologies Corp.(a)	538,600	78,301,668
Middleby Corp. (The)(b)	388,580	70,457,326

		328,454,714

Road & Rail – 1.6%
Saia, Inc.(a) (b)	363,266	85,185,877

Trading Companies & Distributors – 1.7%
SiteOne Landscape Supply, Inc.(a) (b)	496,735	89,104,324

		835,040,404

Financials – 7.7%
Banks – 2.3%
First Financial Bankshares, Inc.(a)	1,555,980	76,367,498
Live Oak Bancshares, Inc.(a)	671,910	42,975,364

		119,342,862

Capital Markets – 2.3%
Houlihan Lokey, Inc.	751,257	49,785,801
Stifel Financial Corp.	1,018,725	70,485,583

		120,271,384

Consumer Finance – 0.3%
Fisker, Inc.(a) (b)	1,143,010	14,996,291

Insurance – 2.8%
Inari Medical, Inc.(a) (b)	642,204	73,397,495
Trean Insurance Group, Inc.(b)	1,030,295	18,019,860
Trupanion, Inc.(b)	706,055	57,261,061

		148,678,416

		403,288,953

Consumer Staples – 2.3%
Food & Staples Retailing – 0.1%
Chefs’ Warehouse, Inc. (The)(b)	268,342	8,648,663

Food Products – 2.2%
Freshpet, Inc.(a) (b)	470,488	86,955,592
Vital Farms, Inc.(a) (b)	1,150,548	27,981,327

		114,936,919

		123,585,582

Materials – 2.0%
Chemicals – 1.2%
Element Solutions, Inc.(a)	2,859,170	62,558,639

Company	Shares	U.S. $ Value

Containers & Packaging – 0.8%
Ranpak Holdings Corp.(b)	2,179,847	$41,918,458

		104,477,097

Real Estate – 1.1%
Equity Real Estate Investment Trusts (REITs) – 1.1%
QTS Realty Trust, Inc. - Class A(a)	838,416	55,746,280

Energy – 0.6%
Oil, Gas & Consumable Fuels – 0.6%
Matador Resources Co.(a)	1,161,610	30,561,959

Total Common Stocks (cost $3,600,827,222)		5,077,855,390

INVESTMENT COMPANIES – 1.1%
Funds and Investment Trusts – 1.1%
iShares Russell 2000 Growth ETF(a) (c) (cost $33,922,137)	183,530	56,272,133

PREFERRED STOCKS – 0.0%
Consumer Discretionary – 0.0%
Household Durables – 0.0%
Honest Co., Inc. (The) - Series D 0.00% (b) (d) (e)	59,278	918,809
Honest Co., Inc. (The) - Series E 0.00% (b) (d) (e)	14,920	231,260

Total Preferred Stocks (cost $1,502,384)		1,150,069

SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (f) (g) (cost $124,258,472)	124,258,472	124,258,472

Total Investments Before Security Lending Collateral for Securities Loaned – 100.2% (cost $3,760,510,215)		5,259,536,064

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 3.5%
Investment Companies – 3.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.01%(c) (f) (g) (cost $184,463,968)	184,463,968	184,463,968

Total Investments – 103.7% (cost $3,944,974,183)(h)		5,444,000,032
Other assets less liabilities – (3.7)%		(193,928,259)

Net Assets – 100.0%		$5,250,071,773

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)

As of April 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,548,688,120 and gross unrealized depreciation of investments was $(49,662,271), resulting in net unrealized appreciation of $1,499,025,849.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Small Cap Growth Portfolio

April 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$5,077,855,390	$—	$—	$5,077,855,390
Investment Companies	56,272,133	—	—	56,272,133
Preferred Stocks	—	—	1,150,069	1,150,069
Short-Term Investments	124,258,472	—	—	124,258,472
Investments of Cash Collateral for
Securities Loaned in Affiliated Money
Market Fund	184,463,968	—	—	184,463,968

Total Investments in Securities	5,442,849,963	—	1,150,069	5,444,000,032
Other Financial Instruments(b)	—	—	—	—

Total	$5,442,849,963	$—	$1,150,069	$5,444,000,032

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2021 is as follows:

Fund	Market Value 07/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$26,273	$1,063,035	$965,050	$124,258	$17
Government Money Market Portfolio*	107,788	371,283	294,607	184,464	4
Total	$134,061	$1,434,318	$1,259,657	$308,722	$21

*	Investments of cash collateral for securities lending transactions